Income taxes - Rollforward of Net Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability at beginning of period	$ (276,910,507)	$ (299,979,693)	$ (291,578,576)
Movement included in profit or loss	(170,924,088)	26,969,516	(6,242,079)
Movement included in other comprehensive income	4,991,891	(3,900,330)	(2,159,038)
Deferred tax liability at end of period	$ (442,842,704)	$ (276,910,507)	$ (299,979,693)